Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Court Street Trust II
Prospectus Date	rr_ProspectusDate	Jan. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2016